Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 10:-	TAXES ON INCOME

a.	Corporate Tax rates:

The Israeli corporate tax rates applicable to the Company, Nano Size and Digiflex are as follows:

2017 – 24%

2018 and thereafter – 23%

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

b.	Net operating losses carryforwards:

As of December 31, 2019, the Company and its Israeli subsidiaries have accumulated losses for tax purposes in the amount of $39.0 million which may be carried forward and offset against taxable income for an indefinite period.

c.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2019, 2018 and 2017, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

d.	Tax assessments:

Tax reports filed by the Company and its Israeli subsidiaries through the year ended December 31, 2013 are considered final.

e.	Deferred taxes on income:

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax assets
Operating loss carry forward	$8,963,906	$8,291,967
Temporary differences	186,789	280,126
	9,150,695	8,572,093
Deferred tax liability
Beneficial conversion feature	(99,790)	(94,858)

Total deferred tax, net	9,050,905	8,477,235

Valuation allowance	(9,050,905)	(8,477,235)

Net deferred tax assets	$—	$—

The net change in the total valuation allowance for the year ended December 31, 2019 related primarily to an increase in deferred taxes calculated on the operating loss carry forward. In assessing the likelihood that deferred tax assets will be realized, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carry forwards are deductible.

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2019	2018	2017

Loss before tax benefit	$(3,953,005)	$(1,972,558)	$(2,843,905)

Statutory tax rate	23%	23%	24%

Income tax benefit	909,191	453,688	682,537
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(478,812)	(514,287)	(457,643)
Non-deductible expenses and other permanent differences	(332,799)	146,315	(159,580)
Beneficial conversion feature	(99,790)	(94,858)	(17,057)
Other	2,210	9,142	(48,257)

Income tax expense recognized in profit or loss	$—	$—	$—